Equity - Summary of Unearned Employee Compensation (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of Restricted Stock Awards for Employees [Abstract]
Balance at January 1	$ 0	$ 0	$ (432,847)	$ (1,164,991)
Issuance of shares	(1,954,312)	(59,600)	0	0
Share-based payment expenses	395,487	12,061	11,840	728,748
Valuation adjustments	(72,432)	(2,209)	421,007	3,396
Balance at December 31	$ (1,631,257)	$ (49,748)	$ 0	$ (432,847)